SHARE CAPITAL	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SHARE CAPITAL

NOTE 11 – SHARE CAPITAL

Authorized

Unlimited number of common shares without par value.

Issued

As at September 30, 2023 39,643,681 common shares were issued and outstanding.

During the nine months ended September 30, 2023

On January 3, 2023, the Company issued 6,727 common shares to two directors following the vesting of RSU’s.

On April 4, 2023, the Company issued 6,727 common shares to two directors following the vesting of RSU’s.

On April 27, 2023, the Company granted 43,847 RSU’s to two directors, the RSUs will vest over one year.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2023

(Expressed in Canadian dollars)

(Unaudited)

NOTE 11 – SHARE CAPITAL (continued)

On July 4, 2023, the Company issued 10,961 common shares to two directors following the vesting of RSU’s.

On July 19, 2023 the Company issued 1,733,334 common shares at a price of US$1.50 per share following the closing of an underwritten public offering with gross proceeds to the Company of approximately US$2.6 million, before deducting underwriting discounts and other estimated expenses paid by the Company.

On August 8, 2023, the Company granted 27,819 RSU’s to two directors, the RSUs will vest over one year.

During the nine months ended September 30, 2022

On January 13, 2022, the Company completed a non-brokered private placement financing wherein it raised $122,950 through the issuance of 40,983 common shares at a price of $3.00 per share.

On May 3, 2022, 150,000 stock options were exercised to common shares for total proceeds of

$123,000.

On July 4, 2022 the Company issued 6,727 common shares following the vesting of RSU’s.

On September 20, 2022 140,000 stock options were exercised to common shares for a total proceeds of $114,800.

On September 22, 2022, as part of the acquisition of Zigi Carmel described in note 4, the Company issued 7,920,000 of its common shares to the former shareholder of Zigi Carmel in exchange for all of the issued and outstanding shares of Zigi Carmel.

Stock options

The Company has a stock option plan to grant incentive stock options to directors, officers, employees and consultants. Under the plan, the aggregate number of common shares that may be subject to option at any one time may not exceed 10% of the issued common shares of the Company as of that date, including options granted prior to the adoption of the plan. The exercise price of these options is not less than the Company’s closing market price on the day prior to the grant of the options less the applicable discount permitted by the CSE. Options granted may not exceed a term of five years.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2023

(Expressed in Canadian dollars)

(Unaudited)

A summary of the stock options outstanding for the nine months ended September 30, 2023 are summarized as follows:

NOTE 11 – SHARE CAPITAL (continued)

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2022	895,000	$1.16
Exercised during the period	(290,000)	$0.82
Granted during the period	10,000	$6.20
Outstanding at December 31, 2022	615,000	$1.41
Exercisable at December 31, 2022	612,500	$1.39
Granted during the period	10,000	$3.82
Granted during the period	90,000	$1.93
Outstanding at September 30, 2023	715,000	$1.51
Exercisable at September 30, 2023	642,500	$1.44

Additional information regarding stock options outstanding as of September 30, 2023, is as follows:

Outstanding		Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

250,000	2.50	$0.82	250,000	$0.82
240,000	2.75	$1.22	240,000	$1.22
115,000	3.08	$2.65	115,000	$2.65
10,000	3.75	$6.20	10,000	$6.20
10,000	4.58	$3.82	5,000	$3.82
90,000	4.83	$1.93	22,500	$1.93

715,000	3.02	$1.51	642,500	$1.44

During the year ended December 31, 2021, there were 780,000 stock options granted to the directors and officers of the Company with an exercise price of $0.82 per share. The options are exercisable for a period five years from the grant date and are subject to the following vesting schedule: 25% upon listing of the Company’s shares on the Canadian Stock Exchange, 25% on 90 days thereafter, 25% on 180 days thereafter and the remainder on 270 days thereafter. In addition, 240,000 stock options were granted to a director of the Company with an exercise price of $1.22 per share and 115,000 stock options were granted to a director of the Company with an exercise price of $2.65 per share.

During the year ended December 31, 2022, there were 10,000 stock options granted to a director of the Company with an exercise price of $6.20 per share and 290,000 stock options were exercised to shares.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2023

(Expressed in Canadian dollars)

(Unaudited)

NOTE 11 – SHARE CAPITAL (continued)

During the period ended September 30, 2023, there were 10,000 stock options granted to a director of the Company with an exercise price of $3.82 per share and 90,000 stock options granted to three directors of the Company with an exercise price of $1.93 per share.

As at December 31, 2022, 612,500 of these stock options were vested (September 30, 2023 – 642,500). During the year ended December 31, 2021, the Company recorded $550,517 in share-based payment expense. During the year ended December 31, 2022, the Company recorded $153,909 in share-based payment expense.

During the period ended September 30, 2023, the Company recorded $95,464 in share-based payment expense.

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2023	2022
Weighted average fair value of options granted	$1.61	$3.96
Risk-free interest rate	3.76%	3.56%
Estimated life (in years)	5	5
Expected volatility	100.64%	75.91%
Expected dividend yield	0%	0%

NOTE 14 – EQUITY

Authorized

Unlimited number of common shares without par value.

Issued

As at December 31, 2021, 37,885,932 common shares were issued and outstanding.

During the year ended December 31, 2022

On January 13, 2022, the Company completed a non-brokered private placement financing wherein it raised $122,950 through the issuance of 40,983 common shares at a price of $3.00 per share.

On May 3, 2022, 150,000 stock options were exercised to common shares for a total proceeds of $123,000.

On July 4, 2022 the Company issued 6,727 common shares following the vesting of RSU’s.

On September 20, 2022 140,000 stock options were exercised to common shares for a total proceeds of $114,800.

On September 22, 2022, as part of the acquisition of Zigi Carmel described in note 4, the Company issued 7,920,000 of its common shares to the former shareholder of Zigi Carmel in exchange for all of the issued and outstanding shares of Zigi Carmel.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2022 and 2021

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 14 – EQUITY (continued)

On October 3, 2022, the Company issued 6,727 common shares to two directors following the vesting of RSU’s.

On October 5, 2022, the Company completed a non-brokered private placement financing wherein it raised $616,570 through the issuance of 142,395 common shares at a price of $4.33 per share.

During the year ended December 31, 2021

On March 29, 2021, as part of the reverse takeover as described in note 4, the Company issued 18,015,883 of its common shares to the former shareholders of BYND in exchange for all of the issued and outstanding shares of BYND. Total 6,269,117 shares were retained by the former shareholders of the Company.

On May 5, 2021, the Company announced that it completed a non-brokered private placement financing wherein it raised $522,410 through the issuance of 435,337 common shares at a price of $1.20 per share.

On July 5, 2021, the Company announced that it completed a non-brokered private placement financing wherein it raised $1,840,000 through the issuance of 2,000,000 common shares at a price of $0.92 per share.

On August 16, 2021, 5,000 stock options were exercised to common shares and on September 21, 2021, 55,000 stock options were exercised to common shares for a total proceeds of $49,200.

On October 4, 2021, the Company completed two non-brokered private placements financing wherein it raised $2,500,000 through the issuance of 2,403,846 common shares at a price of $1.04 per share as well as 400,000 non-transferable share purchase warrants at an exercise price of $1.30 per common share.

The funds raised from the $2,500,000 private placement were held in escrow until the company’s shares were approved for listing on the Nasdaq.

In connection with the second financing, the Company raised $189,834 through the issuance of 94,917 common shares at a price of $2.00 per share.

On October 14, 2021, the Company completed a non-brokered private placement financing wherein it raised $400,000 through the issuance of 200,000 common shares at a price of $2.00 per share.

Warrants

The Company recorded a share purchase warrants reserve of $639,879 based on the Black-Scholes option pricing model and the following input assumptions:

Weighted average fair value of warrants issued on October 4, 2021	$1.60
Exercise price	1.30
Risk-free interest rate	1.33%
Estimated life	2 years
Expected volatility	100.13%
Expected dividend yield	0%

The following table summarizes the warrants outstanding for the year ended December 31, 2022:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2021	-	-
Granted during the period	400,000	$1.30
Exercised during the period	-	$-
Expired during the period	-	$-
Outstanding at December 31, 2021	400,000	$1.30
Exercised during the period	-	$-
Granted during the period	-	$-
Outstanding at December 31, 2022	400,000	$1.30

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2022 and 2021

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 14 – EQUITY (continued)

Stock options

The Company has a stock option plan to grant incentive stock options to directors, officers, employees and consultants. Under the plan, the aggregate number of common shares that may be subject to option at any one time may not exceed 10% of the issued common shares of the Company as of that date, including options granted prior to the adoption of the plan. The exercise price of these options is not less than the Company’s closing market price on the day prior to the grant of the options less the applicable discount permitted by the CSE. Options granted may not exceed a term of five years.

A summary of the stock options outstanding for the year ended December 31, 2022 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2021	-	-
Granted during the period	1,135,000	$1.09
Exercised during the period	(60,000)	$0.82
Cancelled during the period	(180,000)	$0.82
Outstanding at December 31, 2021	895,000	$1.16
Exercised during the period	(290,000)	$0.82
Granted during the period	10,000	$6.20
Outstanding at December 31, 2022	615,000	$1.41
Exercisable at December 31, 2022	612,500	$1.39

Additional information regarding stock options outstanding as of December 31, 2022, is as follows:

Outstanding			Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

250,000	3.25	$0.82	250,000	$0.82
240,000	3.50	$1.22	240,000	$1.22
115,000	3.83	$2.65	115,000	$2.65
10,000	4.50	$6.20	7,500	$6.20

615,000	3.48	$1.41	612,500	$1.39

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2022 and 2021

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 14 – EQUITY (continued)

During the year ended December 31, 2021, there were 780,000 stock options granted to the directors and officers of the Company with an exercise price of $0.82 per share. The options are exercisable for a period five years from the grant date and are subject to the following vesting schedule: 25% upon listing of the Company’s shares on the Canadian Stock Exchange, 25% on 90 days thereafter, 25% on 180 days thereafter and the remainder on 270 days thereafter. In addition, 240,000 stock options were granted to a director of the Company with an exercise price of $1.22 per share and 115,000 stock options were granted to a director of the Company with an exercise price of $2.65 per share.

During the year ended December 31, 2022, there were 10,000 stock options granted to a director of the Company with an exercise price of $6.20 per share and 290,000 stock options were exercised to shares.

As at December 31, 2022, 612,500 of these stock options were vested. During the year ended December 31, 2021, the Company recorded $550,517 in share-based payment expense. During the year ended December 31, 2022, the Company recorded $153,909 in share-based payment expense.

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2022	2021
Weighted average fair value of options granted	$3.96	$0.84
Risk-free interest rate	3.56%	1.04%
Estimated life (in years)	5	5
Expected volatility	75.91%	73.69%
Expected dividend yield	0%	0%